Segment information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Data by Operating Segment

Consolidated statements of income data by operating segment – year ended December 31, 2018:

	Commercial Aviation	Defense and Security (i)	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1	—	5,0711
Cost of sales and services	(1,976.7)	(702.3)	(914.0)	(689.0)	(21.1)	(4,303.1)	—	(4,303.1)
Gross profit	381.6	(90.2)	190.3	291.8	(5.5)	768.0	—	768.0
Gross profit %	16.2%	-14.7%	17.2%	29.8%	-35.3%	15.1%		15.1%
Operating income (expense)	(229.1)	(93.0)	(235.0)	(168.7)	(6.9)	(732.7)	—	(732.7)
Operating profit before financial income (expense)	152.5	(183.2)	(44.7)	123.1	(12.4)	35.3	—	35.3
Financial income (expense), net							(171.5)	(171.5)
Foreign exchange gain (loss), net							—	—
Profit before taxes on income								(136.2)
Income tax expense							(35.0)	(35.0)

Net income								(171.2)

(i)	The results of the Defense and Security segment include the negative impact of special non-recurring items of US$ 127.2 as described in Note 3.1.

Consolidated statements of income data by operating segment – year ended December 31, 2017 Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4	—	5,859.4
Cost of sales and services	(2,178.1)	(792.9)	(1,126.4)	(640.3)	(26.4)	(4,764.1)	—	(4,764.1)
Gross profit	593.3	60.8	153.9	281.9	5.4	1,095.3	—	1,095.3
Gross profit %	21.4%	7.1%	12.0%	30.6%	17.0%	18.7%		18.7%
Operating income (expense)	(230.5)	(109.5)	(206.0)	(177.0)	(13.9)	(736.9)	(16.5)	(753.4)
Operating profit before financial income (expense)	362.8	(48.7)	(52.1)	104.9	(8.5)	358.4	(16.5)	341.9
Financial income (expense), net							(40.6)	(40.6)
Foreign exchange gain (loss), net							6.6	6.6
Loss before taxes on income								307.9
Income tax expense							(27.9)	(27.9)

Net income								280.0

Consolidated statements of income data by operating segment – year ended December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9	—	6,203.9
Cost of sales and services	(2,325.3)	(693.6)	(1,343.7)	(601.6)	(17.8)	(4,982.0)	—	(4,982.0)
Gross profit	591.6	131.9	209.6	280.6	8.2	1,221.9	—	1,221.9
Gross profit %	20.3%	16.0%	13.5%	31.8%	31.5%	19.7%	0.0%	19.7%
Operating income (expense)	(210.9)	(87.6)	(172.9)	(188.5)	(3.0)	(662.9)	(345.3)	(1,008.2)
Operating profit before financial income (expense)	380.7	44.3	36.7	92.1	5.2	559.0	(345.3)	213.7
Financial income (expense), net							(37.5)	(37.5)
Foreign exchange gain (loss), net							4.4	4.4
Profit before taxes on income								180.6
Income tax expense							(0.3)	(0.3)

Net income								180.3

Summary of Revenue By Geographic Area

Revenue by geographic area – year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,449.4	145.7	936.7	422.2	5.0	2,959.0
Europe	519.1	122.8	127.4	196.7	—	966.0
Asia Pacific	324.1	1.6	1.6	104.7	—	432.0
Latin America, except Brazil	11.9	68.3	22.5	47.3	—	150.0
Brazil	0.2	258.9	16.1	157.2	10.6	443.0
Other	53.6	14.8	—	52.7	—	121.1

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

Revenue by geographic area – year ended December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,795.5	93.3	1,006.8	421.0	21.3	3,337.9
Europe	200.1	133.5	161.7	196.3	—	691.6
Asia Pacific	670.3	13.7	94.1	81.4	—	859.5
Latin America, except Brazil	0.5	5.4	0.6	45.1	—	51.6
Brazil	0.9	587.1	17.1	133.3	10.5	748.9
Other	104.1	20.7	—	45.1	—	169.9

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

Revenue by geographic area – year ended December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	2,157.3	166.4	1,147.7	416.6	22.7	3,910.7
Europe	105.1	99.3	158.1	156.0	—	518.5
Asia Pacific	581.6	22.2	98.4	85.0	—	787.2
Latin America, except Brazil	63.9	(0.7)	102.3	45.2	—	210.7
Brazil	(6.9)	479.6	46.7	140.6	3.3	663.3
Other	15.9	58.7	0.1	38.8	—	113.5

Total	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9

Summary of Assets by Operating Segment

Assets by operating segment - year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	5.8	111.2	1.3	192.2	7.5	318.0	—	318.0
Property, plant and equipment	688.8	295.6	544.0	435.6	0.7	1,964.7	—	1,964.7
Intangible assets	862.5	11.0	829.0	—	78.4	1,780.9	117.9	1,898.8

Total	1,557.1	417.8	1,374.3	627.8	86.6	4,063.6	117.9	4,181.5

Assets by operating segment - year ended December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	2.7	22.9	6.8	256.3	8.2	296.9	—	297.0
Property, plant and equipment	781.3	578.4	298.7	445.8	0.7	2,104.9	—	2,104.9
Intangible assets	793.1	5.7	881.9	—	64.9	1,745.6	136.8	1,882.4

Total	1,577.1	607.0	1,187.4	702.1	73.8	4,147.4	136.8	4,284.3

Summary of Assets by Geographical Area

Assets by geographic area - year ended December 31, 2018:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	83.9	106.4	8.8	118.9	318.0
Property, plant and equipment	351.1	501.6	57.1	1,054.9	1,964.7
Intangible assets	53.6	5.7	—	1,839.5	1,898.8

Total	488.6	613.7	65.9	3,013.3	4,181.5

Assets by geographic area - year ended December 31, 2017 (Restated):

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	36.8	45.0	3.5	211.7	297.0
Property, plant and equipment	378.0	555.4	56.3	1,115.2	2,104.9
Intangible assets	31.2	6.8	—	1,844.4	1,882.4

Total	446.0	607.2	59.8	3,171.3	4,284.3